Derivative Instruments and Hedging Activities - Schedule of Changes in Fair Value of Derivatives Designated and Qualifying as Fair Value Hedges (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Derivatives, Fair Value [Line Items]
Current Liabilities	₨ 669	$ 8.9	₨ 185
Fair Value Hedging [Member] | Forward Exchange Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		189.6
Fair Value Hedging [Member] | Forward Exchange Derivative Contracts [Member] | Prepaid Expenses and Other Current Asset [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	₨ 668	$ 8.9